Pension and Other Benefit Plans	12 Months Ended
Dec. 31, 2022
Pension and Other Benefit Plans
Pension and Other Benefit Plans

(7)Pension and Other Benefit Plans

Braves Holdings participates in the Major League Baseball Players Pension Plan (the “Players’ Pension Plan”) which is a multiemployer defined-benefit pension plan covering players as well as certain coaches, managers, trainers and assistant trainers of the Clubs. The plan provides retirement, disability and death benefits for eligible participants based on specific eligibility/participation requirements, vesting periods and benefit formulas. The Players’ Pension Plan is identified by Employer Identification Number 51-0185287 and three-digit pension plan number 001. The Pension Protection Act of 2006 (the “PPA”) implemented requirements to categorize multiemployer pension plans based on funded status and other factors and impose certain restrictions on plans placed within a particular category. The Players’ Pension Plan has been certified as being in “green zone” status for the plan years commencing April 1, 2020 and 2019 and has not been categorized as endangered or critical since the implementation of the PPA. The risks to employers participating in a multiemployer plan are different from single employer plans in the following aspects:

●	Contributions to the plan made by one employer may be used to provide benefits to employees of other participating Clubs.
●	Under certain conditions, if a participating Club stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.
●	If Braves Holdings chose to stop participating in the plan, it may be required to pay the plan an amount based on the unfunded vested liabilities of the plan, which is known as a withdrawal liability.

Additionally, Braves Holdings participates in the Major League Baseball Players Welfare Plan (the “Players’ Welfare Plan”), which provides healthcare, dental, vision and life insurance benefits to current and former players, coaches, managers, trainers, assistant trainers and their surviving spouses and employees of the Major League Baseball Players Association (the “MLBPA”) who meet certain eligibility requirements.

The aggregate contribution to the Players’ Pension Plan and Players’ Welfare Plan is specified in the 2016 Agreement (as defined in note 12) and divided equally among the Clubs so that each Club’s contribution is 3.33% of the total amount contributed each year. The total annual contribution is allocated between the Players’ Pension Plan and the Players’ Welfare Plan at the discretion of MLB’s Pension Committee and the MLBPA. Braves Holdings contributed approximately $6.5 million and $6.6 million during the years ended December 31, 2022 and 2021, respectively, to the Players’ Pension Plan and the Players’ Welfare Plan, which is included as an expense within baseball operating costs in the combined statements of operations.

Certain of Braves Holdings’ non-uniformed personnel participate in a defined-benefit pension plan (the “Non-Uniformed Personnel Pension Plan”). Benefits under the Non-Uniformed Personnel Pension Plan generally are based on an employee’s years of service and compensation during the years immediately preceding retirement. Braves Holdings’ funding policy is to contribute amounts deductible for federal income tax purposes, which may vary from pension costs for financial reporting purposes. Braves Holdings uses a December 31 measurement date for the Non-Uniformed Personnel Pension Plan.

During October 2020, Braves Holdings amended the Non-Uniformed Personnel Pension Plan, which included the following changes:

●	Employees hired or re-hired on or after October 1, 2020 are not eligible to participate in the Non- Uniformed Personnel Pension Plan.
●	All other employees were required to make an election on whether to continue accruing benefits in the Non- Uniformed Personnel Pension Plan or cease benefit accruals and instead participate in an enhanced defined-contribution plan, which is sponsored by Liberty Media. The election period took place in November and December 2020, and the elections were effective January 1, 2021. For participants who elected to continue to accrue benefits, the Non-Uniformed Personnel Pension Plan will be permanently frozen to future benefit accruals as of December 31, 2030.

The following table sets forth the Non-Uniformed Personnel Pension Plan’s benefit obligations, fair value of plan assets and funded status:

	December 31,
	2022	2021

	amounts in thousands
Projected benefit obligation:
Beginning of measurement period	$132,237	128,422
Service cost	5,558	5,730
Interest cost	4,190	3,792
Actual (gain) loss	(42,279)	(2,118)
Benefits paid	(2,980)	(2,920)
Other adjustments	(841)	(669)
End of measurement period	95,885	132,237

Fair value of plan assets:
Beginning of measurement period	97,387	86,272
Actual return on plan assets	(18,576)	6,504
Employer contributions	5,490	8,200
Benefits paid	(2,980)	(2,920)
Other adjustments	(841)	(669)
End of measurement period	80,480	97,387

Funded status	$(15,405)	(34,850)

For the years ended December 31, 2022 and 2021, the net gain was primarily due to an increase in the discount rate, partially offset by the loss due to changes in the plan’s population.

Amounts recognized in the combined balance sheets consist of:

	December 31,
	2022	2021

	amounts in thousands
Noncurrent liabilities	$(15,405)	(34,850)
Accumulated other comprehensive (earnings) loss	4,779	23,652
Net amount recognized	$(10,626)	(11,198)

Amounts recognized in accumulated other comprehensive (earnings) loss consist of the following:

	December 31,
	2022	2021

	amounts in thousands
Net actuarial loss	$4,498	23,337
Prior service cost	281	315
Accumulated other comprehensive (earnings) loss	$4,779	23,652

The accumulated benefit obligation for the Non-Uniformed Personnel Pension Plan was $91.3 million and $124.2 million at December 31, 2022 and 2021, respectively. Net periodic benefit cost recognized was as follows:

	Years ended December 31,
	2022	2021

	amounts in thousands
Components of net periodic benefit cost:
Service cost	$5,558	5,730
Interest cost	4,190	3,792
Expected return on plan assets	(6,820)	(5,898)
Amortization of:
Prior service cost	34	34
Actuarial loss	1,955	2,631
	$4,917	6,289

Braves Holdings expects to contribute $11.6 million to the Non-Uniformed Personnel Pension Plan in 2023. The benefits expected to be paid from the plan in each year 2023 through 2027 are $3.7 million, $4.1 million, $4.5 million, $4.8 million and $5.8 million, respectively. The aggregate benefits expected to be paid in the five years from 2028 through 2032 are $30.1 million. The expected benefits are based on the same assumptions used to measure Braves Holdings’ benefit obligation at December 31, 2022 and include estimated future employee service.

Weighted average assumptions used to determine benefit obligations are as follows:

	December 31,
	2022	2021
Discount rate	5.50%	3.05%
Rate of compensation increase	5.09%	4.00%

Weighted average assumptions used to determine net benefit cost are as follows:

	Years ended December 31,
	2022	2021
Discount rate	3.05%	2.80%
Expected long-term rate of return on plan assets	7.50%	7.50%
Rate of compensation increase	4.00%	4.00%

The discount rate assumptions reflect the rates at which Braves Holdings believes the benefit obligations could be effectively settled. The discount rates were determined based on the yield for a portfolio of high-quality corporate bonds with maturity dates matched to the estimated future payments of the plans’ benefit obligations. The expected return on plan assets assumption is intended to be a long-term rate and relates to earnings expected on funds invested or to be invested to provide for benefits reflected in the projected benefit obligation. In developing the expected long-term rate of return on plan assets assumption, Braves Holdings evaluated input from actuaries and from pension fund investment advisers, including such advisers’ review of the plan’s historical actual returns.

The assets of the Non-Uniformed Personnel Pension Plan are invested in shares of the Major League Baseball Pension Master Trust. The following is the asset allocation for the underlying assets held by the master trust:

	December 31,
	2022	2021
Domestic equities	18%	23%
Fixed income	43	48
International equities	11	13
Hedge funds	25	15
Cash equivalents	3	1
Total	100%	100%

Target asset
allocation
Domestic equities	22%
Fixed income	50
International equities	13
Hedge funds	15
Cash equivalents	—
Total	100%

The assets held by the Major League Baseball Pension Master Trust are reported at fair value. All assets, except for hedge funds and certain investments in equities and fixed-income securities made through common and collective trusts, are Level 1 assets that are actively traded and valued using quoted prices for identical securities from the market exchanges. As of December 31, 2022 and 2021, the fair value of Level 1 master trust assets attributable to Braves Holdings’ sponsored plan was $6.8 million and $6.4 million, respectively. As of December 31, 2022 and 2021, the fair value of Level 2 master trust assets attributable to Braves Holdings’ sponsored plan was $53.8 million and $76.5 million, respectively. Investments in hedge funds of $19.8 million and $14.5 million as of December 31, 2022 and 2021, respectively, are measured at NAV.

Certain employees of Braves Holdings participate in the Liberty Media 401(k) Savings Plan (the “Liberty 401(k) Plan”). Braves Holdings makes matching contributions to the Liberty 401(k) Plan based on a percentage of the amount contributed by its employees. Braves Holdings’ contributions to the Liberty 401(k) Plan aggregated $2.2 million for each of the years ended December 31, 2022 and 2021.